Loan Receivables (Details) - USD ($)						12 Months Ended
	Nov. 03, 2022	Oct. 31, 2022	Oct. 28, 2022	Oct. 14, 2022	Sep. 09, 2022	Apr. 30, 2023	Apr. 30, 2022	Jan. 01, 2022	Apr. 30, 2020
Loan Receivables [Abstract]
Loan amount								$ 1,000,000	$ 4,000,000
Loan amount interest rate		6.00%						4.00%	6.00%
Repaid amount	$ 433,136	$ 215,344	$ 761,932	$ 1,200,000	$ 1,800,000
Interest income						$ 116,810	$ 117,241